PREPAID EXPENSES AND OTHER CURRENT ASSETS (Narrative) (Details) - Nuomi [Member] - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2016	Feb. 28, 2014	Dec. 31, 2014
Prepaid expense and other assets [Line Items]
Equity interest sold (as a percent)		31.61%
Equity method investment sold		$ 68,066
Cash consideration received	$ 18,460		$ 49,606